Remuneration of auditors	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Remuneration of auditors	25. Remuneration of auditors

	€ million 2025	€ million 2024	€ million 2023
Fees payable to the Group’s auditors for the audit of the consolidated and parent
company accounts of Unilever PLC	13	12	7
Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of
Unilever PLC pursuant to legislation(a)(b)	19	20	16
Total statutory audit fees	32	32	23
Fees payable to the Group’s auditors for the audit of non-statutory
financial statements(c)	15	8	–
Audit-related assurance services(d)	2	1	–
Other taxation advisory services	–	–	–
Services relating to corporate finance transactions	–	–	–
Other assurance services(e)	10	7	1
All other non-audit services(f)	–	–	–
Total fees payable	59	48	24
(a)Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.
(b)Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2024: less than
€1 million individually and in aggregate; 2023: less than €1 million individually and in aggregate).
(c)2025 includes fees payable for reporting accountant services on the historical financial information of the Ice Cream business.
(d)2025 includes €1 million relating to services performed on the historical interim financial information of the Ice Cream business.
(e)2025 includes €6 million related to reporting accountant services performed in preparation for the demerger of the Ice Cream business. 2025 and 2024 include fees payable for CSRD assurance reporting services. With the exception of these services, amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2024: less than
€1 million and in aggregate; 2023: less than €1 million and in aggregate).
(f)2025, 2024 and 2023 include various services, each less than €1 million individually.